Income Taxes (Details) - Schedule of Components of Net Deferred Income Tax Assets and Liabilities ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Deferred tax assets:
Net operating loss	[1]	₨ 12,309	$ 162.2	₨ 8,620
Tax on Inter — Company margin		210	2.8	320
Deferred revenue		503	6.6	466
Asset retirement obligation		232	3.1	191
Depreciation and amortization				102
Minimum alternate tax credit		765	10.1	612
Other deductible temporary difference		226	3.0	280
Capital loss on investment in rooftop and other assets		843	11.1	741
Valuation allowance		(2,281)	(30.1)	(1,088)
Deferred tax liabilities:
Depreciation and amortization		(12,732)	(167.8)	(9,697)
Other comprehensive income		(91)	(1.2)	(845)
Net deferred tax (liability) asset		₨ (16)	$ (0.2)	₨ (298)

[1]	Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.